Vessels (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015 DWT	Dec. 31, 2014 DWT
Property, Plant and Equipment [Line Items]
Number of vessels owned		25
DWT		562,200	1,706,800	765,600
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of vessels owned		10
DWT		824,000
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned		15
DWT			927,000
DWT of Vessels owned [Domain]
Property, Plant and Equipment [Line Items]
DWT		1,751,000
SBI Antares | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Athena | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		64,000
SBI Bravo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Leo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Echo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Lyra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Tango | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Maia | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Hydra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Subaru | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Pegasus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		64,000
SBI Ursa [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Thalia [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT			64,000
SBI Cronos [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT			61,000
SBI Orion [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT			64,000
SBI Cakewalk | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2014
DWT		82,000
SBI Charleston | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2014
DWT		82,000
SBI Samba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		84,000
SBI Rumba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		84,000
SBI Capoeira [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Electra [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Carioca [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Conga [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Flamenco [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Bolero [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000